MATERIAL COMMITMENTS - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MATERIAL COMMITMENTS
Government grants to finance it's research and development programs		$ 6,334,000
Royalty amount included in government grants		$ 3,289,000
Maximum royalty to government grants (in percent)		100.00%
Accrued royalty expense		$ 314,000		$ 916,000
Contingent liability		$ 1,107,000	$ 1,368,000
Discounting interest rate on royalty		20.00%	20.00%
Covenants descriptions		The Francisco Partners loan has several Covenants- See note 11.
Royalty commitments descriptions		Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.
Subscription Agreement With Sensegain Prodigy Cayman Fund [Member]
MATERIAL COMMITMENTS
Agreement amount	$ 29,100,000
Proceeds from private investment in public equity	$ 20,000,000
Minimum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)		50.00%
Royalty to be paid on total sales of these programs (in percent)		3.00%
Accrued royalty expense to revenue (in percent)		3.00%
Maximum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)		75.00%
Royalty to be paid on total sales of these programs (in percent)		4.00%
Accrued royalty expense to revenue (in percent)		4.00%